CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and bank balances	$ 611,849	$ 578,511
Fixed deposits placed with financial institutions	1,507,015	1,545,408
Trade receivables	2,868,364	3,356,898
Other receivables, deposits and prepayments	25,240	79,517
Deferred cost of revenue	0	67,606
Tax recoverable	31,551	0
Inventories	977,807	1,521,915
Total current assets	6,021,826	7,149,855
NON-CURRENT ASSETS
Operating lease right of use assets	55,730	41,090
Property, plant and equipment, net	1,511,708	1,634,418
Other investments	1,150,898	749,027
Total non-current assets	2,718,336	2,424,535
TOTAL ASSETS	8,740,162	9,574,390
CURRENT LIABILITIES
Trade payables	1,861,015	2,012,266
Other payables and accrued liabilities	103,370	71,814
Current portion of obligation under finance lease	0	21,235
Current portion of operating lease liabilities	16,569	18,272
Advance payment from customer	23,123	30,307
Deferred revenue	0	77,276
Tax payables	0	97,585
Total current liabilities	2,004,077	2,328,755
NON-CURRENT LIABILITIES
Non-current portion of obligation under finance lease	0	12,803
Non-current portion of operating lease liabilities	40,206	24,637
Deferred tax liabilities	30,866	28,416
Total non-current liabilities	71,072	65,856
TOTAL LIABILITIES	2,075,149	2,394,611
STOCKHOLDERS' EQUITY
As at December 31, 2022, common stock, no par value; 300,000,000 shares authorized and 173,718,152 shares outstanding, and preferred stock, no par value; 30,000,000 shares authorized and no shares outstanding. As at December 31, 2021, common stock, no par value; 300,000,000 shares authorized and 171,218,152 shares outstanding, and preferred stock, no par value; 30,000,000 shares authorized and no shares outstanding.	10,929,574	10,779,574
Additional paid in capital	(5,011,891)	(5,011,891)
Accumulated surplus	1,156,392	1,512,358
Accumulated other comprehensive losses	(409,062)	(100,262)
TOTAL STOCKHOLDERS' EQUITY	6,665,013	7,179,779
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,740,162	$ 9,574,390